Basis of preparation	12 Months Ended
Dec. 31, 2025
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards. IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The Group’s consolidated financial statements as of and for the year ended December 31, 2025, were certified by management on April 22, 2026.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	financial instruments at fair value through other comprehensive income measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial assets and liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

•	Insurance and reinsurance contract assets and liabilities measured at fair value

(c)	Functional and presentation currency
The respective financial statements of the Group entities are prepared in the functional currency of the economic environment in which each individual company of group entities operate. These consolidated financial statements are presented and reported in Korean won, which is the controlling company’s functional and presentation currency.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, incomes and expenses. If the estimates and assumptions based on management’s best judgment as of December 31, 2025 are different from the actual environment, these estimates and actual results may be different.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgments in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that might have a significant risk of resulting in a material adjustment within the next financial year are described in Note 4.

In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2024 except as explained below.

(e)	Standards and amendments adopted by the Group
The Group has newly applied the following accounting policy upon preparation of the annual consolidated financial statements from the beginning on January 1, 2025.
Amendment to IAS 21 ‘Effects of Changes in Foreign Exchange Rates’ and IFRS 1 ‘First-time adoption of IFRS’ – Lack of Exchangeability
These amendments define scenarios where exchanges with other currencies are considered possible for accounting purposes, clarify the assessment of exchangeability with other currencies, and specify requirements for estimating and disclosing the spot exchange rate in cases where no exchangeability exists. If exchange with other currencies is not possible, the spot exchange rate must be estimated on the measurement date using observable exchange rates without adjustment or employing alternative estimation techniques. There is no significant impact on the consolidated financial statements from these amendments.